One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________

                                             1933 Act Rule 497(j)
                                                File No. 33-14363
                                       1940 Act File No. 811-5162
October 30, 1996

Filed via EDGAR (CIK #0000814230)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 33-14363
     DELAWARE GROUP PREMIUM FUND, INC.

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the Supplements to the Prospectuses and Statements of Additional Information which would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 18, the most recent post-effective amendment of Delaware Group Premium Fund, Inc. Post-Effective Amendment No. 18 was filed electronically with the Commission on October 29, 1996 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/John M. Zerr
_______________
John M. Zerr
Vice President/
Assistant Secretary